UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Integrated Holding Group, L.P.
					  f/k/a Millennium Holding Group, L.P.
                                 Address: 666 5th Ave, 8th FL.
                                          New York, NY 10103

                                 13F File Number: 028-11138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: CFO
Phone: 212-841-4125

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       May 15, 2007
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |_|  13F HOLDINGS REPORT.
                                         |X|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

Positions managed by this Institutional Investment Manger are reported on the following holding report:

     Form 13F File Number                       Name

     028-10684                                  Millennium Management, L.L.C.